Income Taxes - Schedule of Movements of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at beginning of the period	¥ 761,329	¥ 513,296	¥ 304,242
Additions	306,492	248,033	209,054
Balance at end of the period	¥ 1,067,821	¥ 761,329	¥ 513,296